FEDERAL FUNDS/SECURITIES BORROWED, LOANED, AND SUBJECT TO REPURCHASE AGREEMENTS	12 Months Ended
Dec. 31, 2012
FEDERAL FUNDS/SECURITIES BORROWED, LOANED, AND SUBJECT TO REPURCHASE AGREEMENTS
FEDERAL FUNDS/SECURITIES BORROWED, LOANED, AND SUBJECT TO REPURCHASE AGREEMENTS

12. FEDERAL FUNDS/SECURITIES BORROWED,
LOANED, AND SUBJECT TO REPURCHASE
AGREEMENTS

Federal funds sold and securities borrowed or purchased under agreements to resell, at their respective carrying values, consisted of the following at December 31:

In millions of dollars	2012	2011
Federal funds sold	$97	$37
Securities purchased under agreements to resell (1)	138,549	153,492
Deposits paid for securities borrowed	122,665	122,320
Total	$261,311	$275,849

(1)	Securities purchased under agreements to resell are reported net by counterparty, when applicable requirements for net presentation are met. The amounts in the table above were reduced for allowable netting by $49.4 billion and $53.0 billion at December 31, 2012 and 2011, respectively.

     Federal funds purchased and securities loaned or sold under agreements to repurchase, at their respective carrying values, consisted of the following at December 31:

In millions of dollars	2012	2011
Federal funds purchased	$1,005	$688
Securities sold under agreements to repurchase (1)	182,330	164,849
Deposits received for securities loaned	27,901	32,836
Total	$211,236	$198,373

(1)	Securities sold under agreements to repurchase are reported net by counterparty, when applicable requirements for net presentation are met. The amounts in the table above were reduced for allowable netting by $49.4 billion and $53.0 billion at December 31, 2012 and 2011, respectively.

     The resale and repurchase agreements represent collateralized financing transactions. The Company executes these transactions through its broker-dealer subsidiaries to facilitate customer matched-book activity and to fund a portion of the Company’s trading inventory efficiently. Transactions executed by the Company’s bank subsidiaries primarily facilitate customer financing activity.
     It is the Company’s policy to take possession of the underlying collateral, monitor its market value relative to the amounts due under the agreements and, when necessary, require prompt transfer of additional collateral in order to maintain contractual margin protection. Collateral typically consists of government and government-agency securities, corporate and municipal bonds, and mortgage-backed and other asset-backed securities. In the event of counterparty default, the financing agreement provides the Company with the right to liquidate the collateral held.

     The majority of the resale and repurchase agreements are recorded at fair value. The remaining portion is carried at the amount of cash initially advanced or received, plus accrued interest, as specified in the respective agreements.
     A majority of securities borrowing and lending agreements are recorded at the amount of cash advanced or received and are collateralized principally by government and government-agency securities and corporate debt and equity securities. The remaining portion is recorded at fair value as the Company elected the fair value option for certain securities borrowed and loaned portfolios. With respect to securities loaned, the Company receives cash collateral in an amount generally in excess of the market value of the securities loaned. The Company monitors the market value of securities borrowed and securities loaned on a daily basis and obtains or posts additional collateral in order to maintain contractual margin protection.